Cash and cash equivalents (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 CNY (¥)
Cash and cash equivalents [Line Items]
Cash and cash equivalents	¥ 928,934	$ 143,403	¥ 475,028	$ 73,331	¥ 729,598	¥ 504,702
RMB [Member]
Cash and cash equivalents [Line Items]
Cash and cash equivalents	450,802		394,214
US$ [Member]
Cash and cash equivalents [Line Items]
Cash and cash equivalents	¥ 478,132	$ 73,632	¥ 80,814	$ 13,205